UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

The Asia Tigers Fund, Inc.
June 25, 2010

Dear Fund Shareholder,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the “Fund”) for the six months ended April 30, 2010.

The Fund’s net asset value (“NAV”) closed at $20.73 on April 30, 2010, representing an increase of 11.4% (including reinvestment of dividends) from the Fund’s NAV per share on October 31, 2009 which was $19.10. The Fund outperformed its benchmark, the MSCI AC Asia ex-Japan*, which rose 10.9% during the same six month period. The Fund’s outperformance came largely from favorable stock selection in China, Malaysia and Singapore, and being overweight in Indonesia.

Asian markets continued to move higher during the first half of the Fund’s fiscal year, building on a rally that began in March 2009, although with increasing volatility. Generally, solid growth numbers (e.g., GDP, exports, industrial production) continued to show Asia leading the rest of the world out of the 2008-09 global recession, while positive U.S. economic data supplied evidence of a steady, broadening recovery. Undermining these positive trends, however, has been the emergence of a European sovereign debt crisis (with Greece being the initial lightning rod) and, within Asia, rising worry over China’s crackdown on excessive credit growth and its overheated property market. While not the only issues impacting global equity markets, we believe these two concerns have clearly stood out amidst the various macro cross-currents, and have been the biggest contributors to the markets’ increased year-to-date volatility.

We believe the 2008 financial crisis, in hindsight, will eventually be seen as a key turning point for Asia, whereby the region permanently began playing a more sustained, leading role in the growth of the global economy. Unencumbered by the balance sheet constraints afflicting the U.S. and Europe (with a few exceptions), Asia’s recovery momentum over the past 15 months has indeed been truly remarkable. By 4th quarter 2009, the region had already re-captured all lost production as a result of the 2008 financial crisis, with double-digit year-on-year gains in industrial production, exports, and retail sales. The stronger-than-expected performance prompted many Asian governments to upgrade their 2010 GDP forecasts, including Singapore, Malaysia, and South Korea.

Helping to fuel Asia’s strong growth has been U.S.-level interest rates — in many cases, short-term rates of less than 1%. With regional GDP now expanding at over 7% year-on-year, there are already early signs of overheating, most notably in China and India but in the rest of the region as well. Hence, quite unlike in Europe and the U.S., Asia’s major challenge, we believe, for the balance of 2010 is likely to be effectively tightening policies to thwart these pressures without damaging investor sentiment. In fact, in many countries, monetary tightening is already well underway, with China so far the most active, hiking banks’ cash reserve requirements three times to the current 17% while also implementing administrative measures to cool down overheated property prices. As the region’s most important growth engine, we believe this is where the risk of a policy mistake is highest. Elsewhere, India’s central bank, the Reserve Bank of India (RBI) has also begun aggressively draining liquidity, while Singapore and Malaysia have taken their first tightening steps as well. While several countries have yet to raise interest rates, including South Korea, Taiwan, and Indonesia, we would be very surprised to see them not begin some form of tightening during the second half of 2010. Fortunately, these are developments that equity markets already appear to be pricing in.

Like many of the most open, export-oriented economies in the world, Asia continues to be highly vulnerable to global, exogenous shocks — as seen once again with this year’s emergence of the Euro-zone sovereign debt crisis. In retrospect, Dubai’s debt crisis, which first surfaced in November 2009, turned out to be a mere portent of events to come. By early 2010, investor alarm over Greece potentially defaulting on its government debt soon spread to other countries such as Portugal, Spain, and Italy, where it was noticed that fiscal positions were similarly overstretched. As the threat of contagion from Europe’s sovereign debt problems continues to loom, perhaps the most important point for Asia-dedicated investors to note is that the Euro-zone actually only accounts for 15% of Asia’s total exports and even less of its total investment. In addition, the contribution of Europe to overall global GDP growth has been steadily declining for the past few years, and by early 2010 had fallen to less than 5%.**. In short, while the Euro-zone’s debt problems will undoubtedly create structural headwinds for the global economy, at this point we don’t believe they will be severe enough to seriously dampen Asia’s growth outlook.

In terms of regional political developments, thus far in 2010, the news flow has been mostly negative for equity markets. Thailand experienced its worst political strife since 1994, as anti-government protesters (i.e., the pro-Thaksin “red-shirts”) took up residence and occupied the capital for over two months, demanding that the government resign and call new elections. While we believe the current Thai government is likely to call for new elections by year-end, the political rift between the Thaksin supporters — mostly the urban underclass and rural poor — and the conservative establishment and many in the middle class — is not expected to be resolved anytime soon. Elsewhere in the region, the abrupt resignation of Indonesia’s highly respected Finance Minister Suri Mulyani, the torpedoing of a South Korean vessel by North Korea, and delays by China in moving forward with the Economic Cooperation Framework Agreement (ECFA) with Taiwan, all served to dampen investor sentiment as well.

Looking out to the rest of the year, we believe market conditions are likely to remain volatile and, perhaps to a larger degree than usual, unpredictable. The good news is that at present levels much of the worrisome global macro outlook appears to be priced in, unless one truly subscribes to a worst-case scenario. The current forward price-earnings multiple of 11.5x is roughly one standard deviation below the historical mean, while the 1.7x price-to-book multiple and 2.4% dividend yield are also close to historical lows.*** Assuming that analysts’ consensus earnings per share (EPS) growth forecasts are reasonably accurate — over 20% EPS growth for 2010 and mid-teens growth in 2011 — there is little question that Asian markets look fundamentally attractively valued.

Our view is that the U.S. economy will continue on its path of a steady recovery, the Euro-zone debt crisis will be contained without damaging the global economy, and that monetary tightening in China and the rest of Asia should likely moderate the region’s growth trajectory — which is needed — without derailing it. Nevertheless, the uncertainty surrounding all of these issues is likely to constrain equity market performance during the second half of the calendar year. Long-term investors should remain overweight in Asia, but patience will likely be needed, along with not overly-optimistic expectations for the rest of 2010.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, 866-800-8933.

Sincerely,

Prakash A. Melwani
Director and President
The Asia Tigers Fund, Inc.

*	Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

 **  Source: BCA Research.

***  Source: Fact Set, Institutional Brokers’ Estimate System (IBES)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE ASIA TIGERS FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, from time to time (“Offers”). The Board of Directors may place such conditions and limitations on the Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note E to the Financial Statements.)

THE ASIA TIGERS FUND, INC.

April 30, 2010
(Unaudited)
Schedule of Investments

COMMON STOCKS (98.03% of net assets)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China	14.38%
	Auto/Truck Parts & Equipment	0.67%
62,000	Weichai Power Co., Ltd.		$479,931	$515,070

	Building Products – Cement & Aggregation	0.61%
476,500	BBMG Corp.+		501,683	473,800

	Commercial Banks – Non-US	3.05%
1,596,000	China Construction Bank Corp.		1,108,560	1,319,722
1,392,000	Industrial & Commercial Bank of China, Ltd.		717,438	1,034,497

			1,825,998	2,354,219

	Electric Products – Miscellaneous	0.49%
177,000	Zhuzhou CSR Times Electric Co., Ltd.		332,226	378,439

	Electrical & Electronics	0.51%
59,000	China Digital TV Holding Co. ADR+		412,397	395,890

	Industrial	0.30%
22,193	Hollysys Automation Technologies, Ltd. GDR+		243,824	230,141

	Information Technology	0.19%
190,000	Lenovo Group, Ltd.		153,013	143,405

	Life/Health Insurance	1.90%
319,000	China Life Insurance Co., Ltd.		898,475	1,468,863

	Oil Companies – Integrated	2.01%
6,714	China Petroleum and Chemical Corp. ADR		401,985	538,865
864,000	PetroChina Co., Ltd.		938,505	1,012,674

			1,340,490	1,551,539

	Pharmaceuticals	0.56%
368,000	Guangzhou Pharmaceutical Co., Ltd.		254,309	430,376

	Retail Food Chains	1.15%
61,000	Lianhua Supermarket Holdings, Ltd.		71,604	218,811
1,092,000	Sichuan Xinhua Winshare		462,239	670,897

			533,843	889,708

	Schools	0.64%
5,229	New Oriental Education & Technology Group, Inc. ADR+		315,146	489,278

	Telecommunications Equipment	0.50%
106,485	ZTE Corp.		97,852	388,141

	Transportation	0.65%
780,000	Anhui Expressway Co., Ltd.		502,591	504,328

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China (concluded)
	Web Portals & Internet Service Providers	1.15%
12,337	NetEase.com, Inc. ADR+		$222,596	$430,191
9,415	Sohu.com, Inc.+		472,510	453,332

			695,106	883,523

	Total China		8,586,884	11,096,720

	Hong Kong	17.05%
	Apparel Manufacturers	1.23%
60,150	Esprit Holdings, Ltd.		329,448	439,272
205,500	Ports Design, Ltd.		395,452	511,897

			724,900	951,169

	Audio & Video Products	1.07%
908,000	Skyworth Digital Holdings, Ltd.		126,427	830,345

	Cellular Telecommunications	2.70%
209,100	China Mobile, Ltd.		1,101,603	2,080,496

	Commercial Banks – Non-US	0.54%
41,000	Wing Hang Bank, Ltd.		311,856	419,822

	Diversified Operations	3.68%
179,500	Beijing Enterprises Holdings, Ltd.		667,903	1,168,692
842,000	Guangdong Investment, Ltd.		331,933	440,304
95,381	Hutchison Whampoa, Ltd.		488,441	664,006
59,000	Shanghai Industrial Holdings, Ltd.		186,388	259,132
56,000	Wharf Holdings, Ltd.		126,455	307,625

			1,801,120	2,839,759

	Finance – Other Services	0.58%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	444,656

	Health & Personal Care	0.15%
60,000	L’Occitane International SA+		117,714	117,713

	Medical – Drugs	0.52%
900,000	Sino Biopharmaceutical, Ltd.		404,326	401,082

	Oil Companies – Exploration & Production	1.40%
274,000	CNOOC, Ltd.		401,316	488,429
437,800	Kunlun Energy Co., Ltd.		131,421	590,951

			532,737	1,079,380

	Paper & Related Products	1.25%
1,084,400	Lee & Man Paper Manufacturing, Ltd.		283,936	965,122

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong (concluded)
	Real Estate – Operations & Development	1.21%
74,700	Cheung Kong Holdings, Ltd.		$523,253	$933,750

	Retail – Restaurants	0.66%
210,000	Cafe De Coral Holdings, Ltd.		159,601	507,960

	Telecommunications Equipment	1.04%
71,000	VTech Holdings, Ltd.		297,037	802,454

	Transportation	1.02%
221,500	MTR Corp., Ltd.		631,670	784,550

	Total Hong Kong		7,236,834	13,158,258

	India	11.67%
	Applications Software	1.97%
24,680	Infosys Technologies, Ltd.		515,614	1,522,276

	Building – Heavy Construction	0.69%
88,724	IVRCL Infrastructures and Projects, Ltd.		168,255	362,716
52,209	Jaiprakash Associates, Ltd.		169,722	173,481

			337,977	536,197

	Commercial Banks – Non-US	1.44%
7,243	HDFC Bank, Ltd.		279,020	325,184
5,009	State Bank of India		255,957	259,478
81,550	Yes Bank, Ltd.+		498,240	524,854

			1,033,217	1,109,516

	Commercial Vehicles	0.28%
158,722	Ashok Leyland, Ltd.		201,147	214,504

	Diversified Minerals	0.39%
31,517	Sesa Goa, Ltd.		328,532	304,690

	Finance	0.87%
117,640	Rural Electrification Corp., Ltd.		573,971	672,134

	Finance – Other Services	0.99%
12,010	Housing Development Finance Corp., Ltd.		634,091	763,999

	Independent Power Producer	0.83%
440,481	Lanco Infratech, Ltd.+		586,737	637,982

	Metals – Diversified	0.61%
25,089	Sterlite Industries (India), Ltd.		460,348	468,552

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	India (concluded)
	Oil Refining & Marketing	1.03%
34,133	Reliance Industries, Ltd.		$123,241	$794,462

	Power Conversion & Supply Equipment	0.57%
7,837	Bharat Heavy Electricals, Ltd.		136,824	440,275

	Steel	0.55%
69,837	Welspun Gujarat Stahl Rohren, Ltd.		288,621	428,610

	Tire & Rubber	0.93%
456,228	Apollo Tyres, Ltd.		309,265	715,299

	Vehicle	0.52%
33,570	Mahindra & Mahindra, Ltd.		274,459	398,133

	Total India		5,804,044	9,006,629

	Indonesia	4.78%
	Automobiles	0.53%
78,000	PT Astra International TBK		407,209	407,999

	Building Products – Cement & Aggregation	0.83%
367,500	PT Indocement Tunggal Prakarsa TBK		552,494	644,165

	Coal	1.40%
522,000	PT Tambang Batubara Bukit Asam TBK		311,914	1,077,124

	Commercial Banks – Non-US	1.42%
1,100,500	PT Bank Rakyat Indonesia		450,516	1,092,686

	Gas – Distribution	0.60%
1,026,500	PT Perusahaan Gas Negara		445,930	466,902

	Total Indonesia		2,168,063	3,688,876

	Malaysia	3.17%
	Commercial Banks – Non-US	1.00%
172,900	CIMB Group Holdings BHD		215,926	769,892

	Hotel/Restaurants	0.56%
198,000	Genting BHD		428,178	432,124

	Rubber & Vinyl	1.61%
311,600	Top Glove Corp. BHD		513,843	1,240,725

	Total Malaysia		1,157,947	2,442,741

	Singapore	9.53%
	Agriculture Operations	1.32%
200,000	Wilmar International, Ltd.		407,944	1,017,184

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Singapore (concluded)
	Commercial Banks – Non-US	1.77%
103,650	DBS Group Holdings, Ltd.		$564,026	$1,157,171
14,000	United Overseas Bank, Ltd.		82,403	207,582

			646,429	1,364,753

	Computers – Integrated Systems	0.79%
800,000	CSE Global, Ltd.		504,203	612,937

	Diversified Operations	0.77%
83,000	Keppel Corp., Ltd.		300,184	595,950

	Real Estate – Operations & Development	1.05%
294,883	Keppel Land, Ltd.		250,354	806,896

	REITS – Diversified	1.14%
999,000	CapitaCommercial Trust		477,192	882,039

	Transportation – Marine	1.18%
596,000	Ezra Holdings, Ltd.		143,403	908,928

	Water Treatment Systems	1.51%
460,000	Hyflux, Ltd.		839,014	1,164,727

	Total Singapore		3,568,723	7,353,414

	South Korea	20.68%
	Auto/Truck Parts & Equipment	0.64%
2,959	Hyundai Mobis		403,141	496,571

	Building & Construction – Miscellaneous	0.81%
8,130	GS Engineering & Construction Corp.		672,789	621,294

	Cellular Telecommunications	0.70%
3,503	SK Telecom Co., Ltd.		524,787	543,615

	Chemicals	1.69%
5,120	LG Chem, Ltd.		208,832	1,307,313

	Consumer Staples	0.59%
606	Amorepacific Corp.		457,526	458,184

	Diversified Financial Services	2.87%
19,625	KB Financial Group, Inc.		416,406	965,004
29,062	Shinhan Financial Group Co., Ltd.		453,924	1,246,807

			870,330	2,211,811

	Electric Products – Miscellaneous	0.51%
3,575	LG Electronics, Inc.		355,472	393,513

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	South Korea (concluded)
	Electronic Components – Miscellaneous	0.78%
13,920	LG Display Co., Ltd.		$296,234	$601,586

	Electronic Components – Semiconductors	4.98%
5,013	Samsung Electronics Co., Ltd.		1,384,433	3,839,976

	Metal Processors & Fabrication	0.67%
7,640	Taewoong Co., Ltd.		554,915	513,538

	Non-Ferrous Metals	0.65%
2,828	Korea Zinc Co., Ltd.		314,348	498,826

	Property & Casualty Insurance	1.15%
44,000	LIG Insurance Co., Ltd.		606,712	883,295

	Retail – Discount	0.98%
1,648	Shinsegae Co., Ltd.		515,816	756,829

	Retail – Miscellaneous/Diversified	0.75%
7,709	CJ O Shopping Co., Ltd.+		469,151	579,383

	Shipbuilding	0.68%
22,830	Samsung Heavy Industries Co., Ltd.		345,178	528,343

	Steel – Producers	1.51%
2,587	POSCO		262,756	1,164,716

	Web Portals & Internet Service Providers	0.72%
3,315	NHN Corp.+		328,843	554,818

	Total South Korea		8,571,263	15,953,611

	Sri Lanka	0.31%
	Diversified Operations	0.31%
146,100	John Keells Holdings PLC		148,818	237,517

	Total Sri Lanka		148,818	237,517

	Taiwan	13.63%
	Building Products – Cement & Aggregation	0.50%
426,000	Taiwan Cement Corp.		240,033	384,702

	Computers	2.07%
206,040	Acer, Inc.		424,564	566,745
210,739	Advantech Co., Ltd.		264,645	475,437
393,000	Compal Electronics, Inc.		481,460	549,909

			1,170,669	1,592,091

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Taiwan (concluded)
	Computers – Integrated Systems	0.41%
327,000	Alpha Networks Inc.		$304,437	$316,691

	Diversified Financial Services	0.86%
541,000	Fubon Financial Holding Co., Ltd.+		321,527	664,640

	Electronic Components & Instruments	0.43%
160,000	WPG Holdings Co., Ltd.		264,245	331,865

	Electronic Components – Miscellaneous	2.99%
121,306	Asustek Computer, Inc.		174,921	236,125
306,000	AU Optronics Corp.		353,373	357,381
361,480	Hon Hai Precision Industry Co., Ltd.		569,483	1,712,929

			1,097,777	2,306,435

	Electronic Components – Semiconductors	1.06%
48,088	MediaTek, Inc.		523,398	819,420

	Metal Processors & Fabrication	0.45%
88,303	Shin Zu Shing Co., Ltd.		327,090	346,585

	Power Conversion & Supply Equipment	0.89%
206,659	Delta Electronics, Inc.		441,896	689,127

	Semiconductor Equipment – Integrated Circuits	3.97%
86,300	Powertech Technology, Inc.		155,285	311,184
309,000	Siliconware Precision Industries Co.		300,617	382,577
1,202,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,785,874	2,371,550

			2,241,776	3,065,311

	Total Taiwan		6,932,848	10,516,867

	Thailand	2.18%
	Building Products – Cement & Aggregation	0.64%
60,900	Siam Cement PCL		402,002	496,912

	Cellular Telecommunications	0.65%
213,700	Advanced Info Service PCL		576,597	500,318

	Commercial Banks – Non-US	0.89%
271,205	Siam Commercial Bank PCL		245,401	687,338

	Total Thailand		1,224,000	1,684,568

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

COMMON STOCKS (concluded)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	United Kingdom	0.65%
	Diversified Financial Services	0.65%
9,775	HSBC Holdings PLC-ADR		$394,523	$497,450

	Total United Kingdom		394,523	497,450

	TOTAL COMMON STOCKS		45,793,947	75,636,651

EXCHANGE TRADED FUNDS (0.72% of net assets)
	Hong Kong	0.72%
339,700	iShares Asia Trust – iShares FTSE/Xinhua A50 China Index ETF		335,538	554,791

	Total Hong Kong		335,538	554,791

	TOTAL EXCHANGE TRADED FUNDS		335,538	554,791

REPURCHASE AGREEMENT (0.14% of net assets)
PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	NET ASSETS	COST	VALUE

	United States	0.14%
108,564	State Street Bank, 0.01% dated 04/30/10, due 05/03/10 proceeds at maturity $108,564 (Collateralized by $115,000 U.S. Treasury Bill, 0.15%, due 07/08/10, Market Value $114,968)		108,564	108,564

	Total United States		108,564	108,564

	TOTAL REPURCHASE AGREEMENT		108,564	108,564

	TOTAL INVESTMENTS++	98.89%	$46,238,049	76,300,006

	OTHER ASSETS IN EXCESS OF LIABILITIES	1.11%		853,898

	NET ASSETS	100.00%		$77,153,904

THE ASIA TIGERS FUND, INC.

Schedule of Investments (concluded)	April 30, 2010 (Unaudited)

This Schedule of Investments reflects each company’s country of domicile. The companies may also be subject to the risks of other countries.

Footnotes and Abbreviations

ADR	American Depository Receipts.
GDR	Global Depository Receipts.
+	Non-Income producing security.
++	As of April 30, 2010, the aggregate cost for federal income tax purposes was $46,721,893 The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$29,895,786
Excess of tax cost over value	(317,673)

$29,578,113

These temporary differences in book and tax cost are due to wash sale loss deferrals.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

April 30, 2010
(Unaudited)
Statement of Assets and Liabilities

ASSETS
Investments, at value (cost $46,238,049)	$76,300,006
Cash (including $651,164 of foreign currency holdings with a cost of $648,286)	787,267
Receivables:
Securities sold	613,261
Dividends	151,144
Tax Refund	15,437
Prepaid expenses	95,988

Total Assets	77,963,103

LIABILITIES
Payable foreign tax	282,988
Payable for securities purchased	183,149
Due to Investment Manager	127,064
Due to Administrator	25,412
Due to Directors	8,131
Accrued expenses	182,455

Total Liabilities	809,199

Net Assets	$77,153,904

NET ASSET VALUE PER SHARE ($77,153,904 / 3,722,326 shares issued and outstanding)	$20.73

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued
(100,000,000 shares authorized)	$20,515
Paid-in capital	217,100,899
Cost of 16,792,658 shares repurchased	(175,045,658)
Accumulated net investment loss	(1,049,409)
Accumulated net realized gain on investments	6,345,479
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies (net of deferred foreign withholding taxes of $283,015)	29,782,078

$77,153,904

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Operations
For the Six Months Ended
April 30, 2010
(Unaudited)

Investment Income
Dividends (net of taxes withheld of $47,970)		$526,054
Interest		99

Total Investment Income		526,153

Expenses
Management fees	372,949
Administration fees	74,590
Legal fees	70,818
Custodian fees	68,231
Professional fees	66,650
Insurance	60,994
Printing	54,498
Directors’ fees	22,750
Transfer agent fees	13,553
NYSE fees	11,774
ICI fees	1,512
Miscellaneous	12,666

Total Expenses		830,985

Net Investment Loss		(304,832)

Net Realized and Unrealized Gain (Loss) on Investments,
Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currencies:
Net realized gain (loss) from:
Security transactions (net of capital gains tax of $202,059 and refund of prior year gains tax paid of $15,437)		7,007,108
Foreign currency related transactions		(7,793)

		6,999,315
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies (net of decrease in deferred foreign withholding taxes of $81,933)		1,439,005

Net realized and unrealized gain on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies		8,438,320

Net increase in net assets resulting from operations		$8,133,488

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2010	Ended
	(Unaudited)	October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(304,832)	$(164,082)
Net realized gain on investments and foreign currency related transactions	6,999,315	1,600,563
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies	1,439,005	29,651,464

Net increase in net assets resulting from operations	8,133,488	31,087,945

Distribution to shareholders
Net investment income ($0.18 and $0.00 per share, respectively)	(686,051)	—
Long term capital gains ($0.34 and $1.98 per share, respectively)	(1,295,874)	(8,361,839)

Decrease in net assets resulting from distributions	(1,981,925)	(8,361,839)

Capital Share Transactions
Shares repurchased under Repurchase Offers (89,067 and 411,758 shares, respectively) (net of repurchase fees of $35,288 and $114,687 respectively) (including expenses of $66,367 and $141,275 respectively)	(1,795,494)	(5,760,899)

Net decrease in net assets resulting from capital share transactions	(1,795,494)	(5,760,899)

Total increase in net assets	4,356,069	16,965,207

NET ASSETS
Beginning of period	72,797,835	55,832,628

End of period	$77,153,904	$72,797,835

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights

For a Share Outstanding throughout Each Period

	For the Six Months
	Ended	For the Year	For the Year	For the Year	For the Year	For the Year
	Apr. 30, 2010	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	Oct. 31, 2009	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005

Per Share Operating Performance
Net asset value, beginning of period	$19.10	$13.22	$35.69	$19.21	$13.44	$10.98

Net investment income (loss)[1]	(0.08)	(0.04)	—	(0.06)	—	0.06
Net realized and unrealized gains (losses) on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currencies[2]	2.26	7.91	(21.96)	16.53	5.77	2.38

Net increase (decrease) from investment operations	2.18	7.87	(21.96)	16.47	5.77	2.44

Less dividends and distributions:
Dividends from net investment income	(0.18)	—	—	—	—	—

Distributions from net capital gains	(0.34)	(1.98)	(0.52)	—	—	—

Total dividends and distributions	(0.52)	(1.98)	(0.52)	—	—	—

Capital share transactions
Anti-dilutive (dilutive) effect of Repurchase Offer	(0.03)	(0.01)	0.01	0.01	—	0.02

Total capital share transactions	(0.03)	(0.01)	0.01	0.01	—	0.02

Net asset value, end of period	$20.73	$19.10	$13.22	$35.69	$19.21	$13.44

Per share market value, end of period	$19.28	$18.00	$11.97	$32.86	$18.55	$12.91

Total Investment Return[3]
Based on Market Value	9.91%	79.14%	(62.86)%	77.14%	43.69%	28.84%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$77,154	$72,798	$55,833	$167,017	$95,000	$76,761
Ratios of expenses to average net assets	2.23%[4]	2.76%	1.99%	1.90%	2.20%	2.08%
Ratios of net investment income (loss) to average net assets	(0.82)%[4]	(0.28)%	0.01%	(0.24)%	—[5]	0.49%
Portfolio turnover	24.22%	69.25%	82.83%	31.53%	36.44%	40.79%

See page 18 for footnotes.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

[1]	Based on average shares outstanding throughout the period.
[2]	Net of deferred foreign withholding taxes of $0.05, $0.01, $0.03, $0.02, $0.01, and $0.03 per share for the six months ended April 30, 2010, and the years ended October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2006, and October 31, 2005, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Less than 0.01%.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements	April 30, 2010 (Unaudited)

NOTE A: ORGANIZATION

The Asia Tigers Fund, Inc. (the “Fund”) was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In June 2009 the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. It is effective for financial statements issued for interim periods and fiscal years ending on or after September 15, 2009. The Fund adopted the standard effective September 30, 2009. The adoption did not have a material effect on the Fund’s financial statements.

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and those differences could be significant.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at estimated fair value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i)	the last sales price prior to the time of determination if there was a sale on the date of determination,

(ii)	the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, or

(iii)	the last available closing price if no bid or asked price is available on such date, if deemed representative of fair value.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination or for which the spread between the bid and asked prices is considered excessive may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated daily.

Repurchase Agreements. The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

	Fiscal	Fiscal
	Year Ended	Year Ended
	October 31, 2009	October 31, 2008

Ordinary income	$0	$0
Long-term capital gain	8,361,839	2,433,284

Total	$8,361,839	$2,433,284

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

At October 31, 2009, the Fund had tax basis undistributed ordinary income of $663,322 and long-term capital gains of $1,268,975.

During the year ended October 31, 2009, the Fund decreased accumulated net investment loss and accumulated net realized gain by $118,906. These reclassifications were the result of permanent tax differences relating to foreign currency losses, capital gains taxes and investments in passive foreign investment companies. Net assets were not affected by these reclassifications.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At April 30, 2010, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns. However, management’s conclusions regarding the adoption of Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions).

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for U.S. federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, as well as the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to stockholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a federal excise tax.

Distributions to stockholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group L.P., serves as the Fund’s Investment Manager under the terms of a management agreement dated February 24, 2006 (the “Management Agreement”). Pursuant to the Management Agreement, Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly net assets; and (iii) 0.90% of the Fund’s average weekly net assets in excess of $1,000,000,000. For the six months ended April 30, 2010, the Fund incurred a total of $372,949 in management fees to Blackstone Advisors.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended April 30, 2010, the Fund incurred $74,590 in administrative fees to Blackstone Advisors. Blackstone Advisors subcontracts certain of these services to PNC Global Investment Servicing (U.S.) Inc.

The Fund pays each of its Directors who is not a director, officer or employee of the Investment Manager or any affiliate thereof an annual fee of $5,000 plus $1,000 for each in-person Board of Directors meeting and $250 for each telephonic Board of Directors meeting attended. The Chairman of the Board also receives an annual fee of $2,500. In addition, the Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings. For the six months ended April 30, 2010, the Fund incurred $22,750 in Directors’ fees.

NOTE D: PORTFOLIO ACTIVITY

Aggregate purchases and sales of securities other than short-term obligations totaled $17,583,439 and $21,399,449 respectively, for the six months ended April 30, 2010.

NOTE E: SEMI-ANNUAL REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund makes periodic repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

Under the Fund’s original policy, the Fund conducted quarterly repurchase offers. This policy was amended at the February 23, 2007 Annual Meeting of Stockholders to provide that the Fund will from that date forward conduct repurchase offers on a semi-annual, rather than on a quarterly, basis.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

During the six months ended April 30, 2010, the results of the periodic repurchase offer were as follows:

Repurchase
Offer #23
Commencement Date	December 24, 2009

Expiration Date	January 15, 2010

Repurchase Offer Date	January 22, 2010

% of Issued and Outstanding Shares of Common Stock	5%

Shares Validly Tendered	89,066.9123

Final Pro-ration Odd Lot Shares	no proration

Final Pro-ration Non-Odd Lot Shares	no proration

% of Non-Odd Lot Shares Accepted	no proration

Shares Accepted for Tender	89,066.9123

Net Asset Value as of Repurchase Offer Date ($)	19.81

Repurchase Fee per Share ($)	0.3962

Repurchase Offer Price ($)	19.4138

Repurchase Fee ($)	35,288

Expenses ($)	66,367

Total Cost ($)	1,795,494

During the year ended October 31, 2009, the results of the periodic repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #21	Offer #22
Commencement Date	December 26, 2008	June 26, 2009

Expiration Date	January 16, 2009	July 17, 2009

Repurchase Offer Date	January 23, 2009	July 24, 2009

% of Issued and Outstanding Shares of Common Stock	5%	5%

Shares Validly Tendered	517,106.0144	242,987.0000

Final Pro-ration Odd Lot Shares	18,258.0144	33,635.0000

Final Pro-ration Non-Odd Lot Shares	192,899.9856	166,965.0000

% of Non-Odd Lot Shares Accepted	38.6691%	79.7532%

Shares Accepted for Tender	211,158	200,600

Net Asset Value as of Repurchase Offer Date ($)	10.56	17.47

Repurchase Fee per Share ($)	0.2112	0.3494

Repurchase Offer Price ($)	10.3488	17.1206

Repurchase Fee ($)	44,597	70,090

Expenses ($)	71,477	69,798

Total Cost ($)	2,256,709	3,504,190

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

NOTE F: CONCENTRATION OF RISKS

At April 30, 2010, substantially all of the Fund’s assets were invested in Asian securities. The Asian securities markets are, among other things, substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

NOTE G: FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable”

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2010 (Unaudited)

requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of April 30, 2010, is as follows:

Investments in
Valuation Inputs	Securities*

Level 1 – Quoted Prices	$75,003,786
Level 2 – Other Significant Observable Inputs	1,296,220
Level 3 – Significant Unobservable Inputs	0

Total	$76,300,006

The Fund held no Level 3 securities on April 30, 2010.

*	See Schedule of Investments for identification of securities by security type and industry classification.

Effective January 1, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

NOTE H: FINANCIAL DERIVATIVE INSTRUMENTS

Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (concluded)	April 30, 2010

(Unaudited)

materially impact the Fund’s financial statements. At April 30, 2010, the Fund held no derivative instruments.

NOTE I: SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund following the six months ended April 30, 2010, through June 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE ASIA TIGERS FUND, INC.

Results of Annual Meeting of Stockholders
(unaudited)

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 19, 2010. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I. Election of Directors(1)

		Votes	Non-Voting	Total Voting and
Nominee	Votes For	Withheld	Shares	Non-Voting Shares

Lawrence K. Becker	2,778,875	99,195	0	2,878,070
Prakash A. Melwani	2,787,124	90,946	0	2,878,070

At April 30, 2010, in addition to Lawrence K. Becker and Prakash A. Melwani, the other directors of the Fund were as follows:

Leslie H. Gelb

Luis F. Rubio

Jeswald W. Salacuse

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available, without charge, upon request, by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

[1]	The Fund’s Board of Directors is divided into three classes: Class I, Class II, and Class III. The terms of office of the Class I, Class II, and Class III Directors expire at the Annual Meeting of Stockholders in the year 2011, year 2012 and year 2013, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

THE ASIA TIGERS FUND, INC.

Dividends and Distributions (unaudited)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (concluded)

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 01581.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund paid capital gain distributions (from net long-term capital gains) of $8,361,839 during the fiscal year ended October 31, 2009.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

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THE ASIA TIGERS FUND, INC.

Investment Manager:
Blackstone Asia Advisors L.L.C.,
an affiliate of The Blackstone Group L.P.

Administrator:
Blackstone Asia Advisors L.L.C.

Sub-Administrator:
PNC Global Investment
Servicing (U.S.) Inc.

Transfer Agent:
PNC Global Investment
Servicing (U.S.) Inc.

Custodian:
State Street Corporation

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Blackstone Asia
Advisors L.L.C.
The Asia Tigers Fund, Inc.
Semi-Annual Report
April 30, 2010
The Asia Tigers Fund, Inc.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of Shares	(d) Maximum Number (or
	(a) Total Number of	(b) Average	(or Units) Purchased as Part	Approximate Dollar Value) of Shares
	Shares (or	Price Paid per	of Publicly Announced Plans	(or Units) that May Yet Be Purchased
Period	Units) Purchased	Share (or Unit)	or Programs	Under the Plans or Programs
11/01/09 to 11/30/09	None	None	None	None
12/01/09 to 12/31/09	None	None	None	None
01/01/10 to 01/31/10	89,067	$19.4138	89,067 (1)	None
02/01/10 to 02/28/10	None	None	None	None
03/01/10 to 03/31/10	None	None	None	None
04/01/10 to 04/30/10	None	None	None	None
Total	89,067	$19.4138	89,067 (1)	None

(1)	These shares were repurchased in connection with the Fund’s regular, semi-annual repurchase offer announced on December 24, 2009 that expired on January 15, 2010. In connection with this repurchase offer, the Fund offered to repurchase up to 190,570 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund’s net asset value as of January 22, 2010
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date June 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President (principal executive officer)

Date June 25, 2010

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President (principal financial officer)

Date June 25, 2010

*	Print the name and title of each signing officer under his or her signature.